Related Party Transactions (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 1,048,177,158	$ 933,739,474
Cash and Cash Equivalents	$ 2,388,785	$ 2,228,550
Commingled Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares invested (in shares)	2,426,404	2,914,963
Investments at fair value	$ 215,197,810	$ 206,204,464
Hasbro, Inc. Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares invested (in shares)	193,775	206,986
Investments at fair value	$ 15,889,550	$ 11,572,587